091-02443

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91- | | and 9 Copies | | Expires: [redacted] |
| | | | | Estimated a |

RECEIVED
2007 DEC 31 PM 12:45
SEC / MR

07082671

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**
**FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**FTSE RAFI Real Estate Global ex US Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Narrow-Based**

PROCESSED
JAN 25 2008
THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

**PRY**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**Australian Securities Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Euronext Amsterdam, Euronext Paris, Helsinki Stock Exchange (OMX Group), Hong Kong Stock Exchange, JSE Limited (Johannesburg), London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Osaka Stock Exchange, The Phi;ippe Stock Exchange, Inc., Shenxhen Stock Exchange, Singapore Stock Exchange, Stockholm Stock Exchange (OMX Group), SWX Swiss Exchange, Taipei Stock Exchange, Tel-Aviv Stock Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Wiener Borse, Xetra**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

M Yeager

**December 28, 2007**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 31 2007 |

SEC 2449 (1/99)

**Mary Yeager**
*Corporate Secretary*

RECEIVED
2007 DEC 31 PM 12:44
SEC / MR

NYSE Arca.

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

**Via Overnight Mail**

December 28, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – PowerShares Exchange-Traded Fund Trust II**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust II, PowerShares DWA Developed Markets Technical Leaders Portfolio (Ticker Symbol PIZ);
- PowerShares Exchange-Traded Fund Trust II, PowerShares DWA Emerging Markets Technical Leaders Portfolio (Ticker Symbol PIE); and
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI International Real Estate Portfolio (Ticker Symbol PRY).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

END

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 3 1 2007 |